Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 5,546,164	¥ 3,976,064
Non-trading debt securities	[1]	16,153	94,421
Investments in and advances to affiliated companies	[2]	15,490	14,976
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		289,755	212,165
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,121,297	1,238,863
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,457,736	151,454
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,665,556	2,360,053
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	11,692	12,959
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 128	¥ 570

[1]	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
[2]	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.
[3]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.